Income Taxes - Earnings and income taxes by jurisdiction (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ (103,855)	$ (39,531)
Current income taxes	4,247	(5,028)
Deferred income taxes (recovery)	(5,448)	18,694
Income tax expense (recovery)	(1,201)	13,666
Canada [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	58,624	72,809
Current income taxes	2,257	(394)
Deferred income taxes (recovery)	(3,937)	9,122
Foreign [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(162,479)	(112,340)
Current income taxes	1,990	(4,634)
Deferred income taxes (recovery)	$ (1,511)	$ 9,572